Rule 497(b)

                                     FT 1085

               Supplement to the Prospectus dated December 2, 2005

    Notwithstanding anything to the contrary in the Prospectus, the deferred sales charge will be deducted in three monthly installments commencing
March 20, 2006.

December 7, 2005